Investment Valuation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investment Valuation
Investment Valuation

NOTE 8 — INVESTMENT VALUATION

FASB ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Company’s investments and requires additional disclosure about fair value. Fair value is an estimate of the price the Company would receive to sell an asset or pay to transfer a liability in an orderly arm’s length transaction between market participants at the measurement date and sets out a fair value hierarchy. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. In accordance with U.S. GAAP, investments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1: Quoted prices (unadjusted) are available in active markets for identical investments as of the reporting date. The types of financial instruments in Level 1 include listed equities and listed derivatives.  The Company’s investments in the Trust Account are 30-day U.S. government treasury bills and therefore are level 1 investments, since the Company is able to value the investments based on quoted prices in an active market.

Level 2: Pricing inputs are other than quoted prices in active markets for identical investments, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted equity securities, certain over-the-counter derivatives. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3: Pricing inputs include those that are generally less observable or unobservable and include situations where there is little, if any, market activity for the investment. Financial instruments in this category generally include equity and debt positions in private companies. Fair value for these investments is determined using valuation methodologies that consider a range of factors, including but not limited to the price at which the investment was acquired, the nature of the investment, local markets conditions, current and projected operating performance, and financing transactions subsequent to the acquisition of the investment. The inputs into the determination of fair value require significant management judgment. Due to the inherent uncertainty of these estimates, these values may differ materially from the values that would have been used had a ready market for these investments existed.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

Upon the closing of the initial public offering and the private placement, a total of $202,000,000 was deposited into the Trust Account at May 18, 2018. In connection with the exercise of the overallotment option, an additional $30,300,000 was deposited. All proceeds in the Trust Account may be invested in either U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a‑7 under the Investment Company Act of 1940, as amended, and that invest solely in U.S. government treasury obligations.

The proceeds of the Trust account were invested in in 30-day U.S. government treasury bills maturing in April 2020 as of March 31, 2020, yielding interest of approximately (.025%). The Company considers all short-term investments with an original maturity of three months or less when purchased to be that are held in the Trust Account to be cash equivalents.

As of December 31, 2019, the proceeds of the Trust Account were invested in U.S. government treasury bills maturing in February 2020, yielding interest of approximately 1.5%. The Company classifies its U.S. government treasury bills and equivalent securities as held-to-maturity in accordance with FASB ASC 320, “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity U.S. government treasury bills are recorded at amortized cost on the accompanying December 31, 2019 condensed balance sheets and adjusted for the amortization or accretion of premiums or discounts.

The following tables present information about the Company’s assets that are measured on a recurring basis as of March 31, 2020 and December 31, 2019 and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments at March 31, 2020 and December 31, 2019 consist of U.S. government treasury bills, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets or liabilities as follows:

			Quoted Prices
	Carrying value	Gross Unrealized	in Active Markets
	at March 31, 2020	Holding Gain	(Level 1)
Assets:
Cash	$384,710	$—	$384,710
Cash equivalents	237,992,861	—	237,992,861
Total	$238,377,571	$—	$238,377,571

			Quoted Prices
	Carrying value	Gross Unrealized	in Active Markets
	at December 31, 2019	Holding Gain	(Level 1)
Assets:
Cash	$10,316	$—	$10,316
U.S. government treasury bills	238,372,960	5,702	238,378,662
Total	$238,383,276	$5,702	$238,388,978

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three months ended March 31, 2020 or 2019.

NOTE 7—INVESTMENT VALUATION

FASB ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Company’s investments and requires additional disclosure about fair value. Fair value is an estimate of the price the Company would receive to sell an asset or pay to transfer a liability in an orderly arm’s length transaction between market participants at the measurement date and sets out a fair value hierarchy. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. In accordance with U.S. GAAP, investments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1: Quoted prices (unadjusted) are available in active markets for identical investments as of the reporting date. The types of financial instruments in Level 1 include listed equities and listed derivatives.  The Company’s investments in the Trust Account are 90-day U.S. government treasury bills and therefore are level 1 investments, since the Company is able to value the investments based on quoted prices in an active market.

Level 2: Pricing inputs are other than quoted prices in active markets for identical investments, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted equity securities, certain over-the-counter derivatives. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3: Pricing inputs include those that are generally less observable or unobservable and include situations where there is little, if any, market activity for the investment. Financial instruments in this category generally include equity and debt positions in private companies. Fair value for these investments is determined using valuation methodologies that consider a range of factors, including but not limited to the price at which the investment was acquired, the nature of the investment, local markets conditions, current and projected operating performance, and financing transactions subsequent to the acquisition of the investment. The inputs into the determination of fair value require significant management judgment. Due to the inherent uncertainty of these estimates, these values may differ materially from the values that would have been used had a ready market for these investments existed.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

Upon the closing of the initial public offering and the private placement, a total of $202,000,000 was deposited into the Trust Account at May 18, 2018. In connection with the exercise of the overallotment option, an additional $30,300,000 was deposited. All proceeds in the Trust Account may be invested in either U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, and that invest solely in U.S. government treasury obligations.

The proceeds of the Trust Account were invested in U.S. government treasury bills maturing in February 2020 and February 2019 at December 31, 2019 and 2018, respectively, yielding interest of approximately 2.0% The Company classifies its U.S. government treasury bills and equivalent securities as held-to-maturity in accordance with FASB ASC 320, “Investments—Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity U.S. government treasury bills are recorded at amortized cost on the accompanying December 31, 2019 and 2018 balance sheets and adjusted for the amortization or accretion of premiums or discounts.

The following tables present information about the Company’s assets that are measured on a recurring basis as of December 31, 2019 and 2018 and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments at December 31, 2019 and 2018 consist of U.S. government treasury bills, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets or liabilities as follows:

	Carrying value		Quoted Price Prices
	at December	Gross Unrealized	in Active Markets
	31, 2019	Holding Gain	(Level 1)
Assets:
Cash held in Trust account	$10,316	$—	$10,316
U.S. government treasury bills	238,372,960	5,702	238,378,662
Total	$238,383,276	$5,702	$238,388,978

	Carrying value		Quoted Price Prices
	at December	Gross Unrealized	in Active Markets
	31, 2018	Holding Loss	(Level 1)
Assets:
Cash held in Trust account	$47,979	$—	$47,979
U.S. government treasury bills	235,243,004	(31,784)	235,211,220
Total	$235,290,983	$(31,784)	$235,259,199

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the years ended December 31, 2019 and 2018.